Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Financial Assets at Fair Value through Profit or Loss
8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value through profit or loss at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Debt instruments	¥1,454,387	¥2,620,686
Equity instruments	23,969	20,730

Total financial assets at fair value through profit or loss	¥1,478,356	¥2,641,416

Debt instruments in financial assets at fair value through profit or loss mainly consist of investment funds and non-trading
bonds which do not meet the conditions for SPPI. Equity instruments in financial assets at fair value through profit or loss mainly consist of non-trading
stocks held by the venture capital investment subsidiary.